BUSINESS COMBINATION - Net proceeds (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2021	Dec. 31, 2021
BUSINESS COMBINATION
Proceeds from Business Combination and PIPE Financing, net of offering costs paid		$ 1,304,564
Cash - CMLS III's Trust account and cash		158,160
Proceeds from PIPE financing	$ 1,200,000	1,200,000
Less transaction costs and fees paid as of the Closing Date		(53,596)
Proceeds from the Business Combination, net of transaction costs paid as of the Closing Date		1,304,564
Less transaction costs included in accounts payable and accrued expenses		(1,363)
Net proceeds from the Business Combination		$ 1,303,201